Goodwill (Details) - Schedule changes in carrying value of goodwill - DocGo Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2020
Goodwill [Line Items]
Balance at beginning	$ 6,610,557	$ 6,307,440
Goodwill acquired during the period	2,076,409	303,117
Balance at ending	$ 8,686,966	$ 6,610,557